Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 3,478	$ 9,162	$ 14,354	$ 57,124	$ 70,903	$ 1,295
Subscription and License [Member]
Product Information [Line Items]
Total revenue			10,876	44,674	54,483	1,295
Training and Education [Member]
Product Information [Line Items]
Total revenue			$ 3,478	$ 12,450	$ 16,420